                                             UAM Funds
                                             Funds for the Informed Investor(SM)


The TS&W Portfolios
Semi-Annual Report                                                April 30, 2002
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                                                                   [LOGO] UAM(R)

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UAM FUNDS                                                    THE TS&W PORTFOLIOS
                                                             APRIL 30, 2002
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ........................................................  1

Statements of Net Assets
    Equity ..................................................................  6
    Fixed Income ............................................................ 10
    International Equity .................................................... 14

Statements of Operations .................................................... 19

Statements of Changes in Net Assets
    Equity .................................................................. 20
    Fixed Income ............................................................ 21
    International Equity .................................................... 22

Financial Highlights
    Equity .................................................................. 23
    Fixed Income ............................................................ 24
    International Equity .................................................... 25

Notes to Financial Statements ............................................... 26
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UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

May 15, 2002

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2002 on the UAM Funds' Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

On April 30, 2002 the Equity Portfolio's value was $59,184,075, the Fixed Income Portfolio's value $37,565,218 and the International Equity Portfolio value was $80,832,841.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision making process which has been in place at our firm for over three decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on top-down economic analysis; fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W Equity Portfolio

The TS&W Equity Portfolio declined 2.2% in the fiscal quarter ended April 30, 2002, while the U.S. stock market, as measured by our benchmark index, the S&P 500, declined 4.4%. At the midway point of the fiscal year, the TS&W Equity Portfolio has returned 6.5%, while the S&P 500 gained 2.3% over the same period.

The quarter ended April 30, 2002 was marked by sharp volatility in U.S. stock prices, as investors combed through mixed messages about the strength of the U.S. economy. The 2001 recession proved to be both short in duration and mild in its effect on aggregate economic activity. Consequently, the pace of recovery also may be less dramatic than some investors were hoping for. In particular, corporate profits, which dropped sharply in 2001, appear to have stabilized, but many companies continued to offer a cautious outlook for the rest of the year. Rising interest rates, which appeared to contradict equity investors' concerns about the economy, also pressured the stock market, as did a continued undercurrent of concern about the accuracy of corporate financial disclosures and the propriety of Wall Street research.

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UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

TS&W believes that the current uncertainty is typical of the early stages of an economic and stock market recovery. We continue to expect U.S. stocks to produce returns over the next year that exceed the yields available in investment grade bonds. Corporate profits should continue on a course of gradual improvement, interest rates should remain comfortably low as inflation stays in abeyance, and stock valuations for most companies are generally reasonable. Gloomy investor psychology periodically produces opportunities to purchase great companies at very attractive stock prices. We continue to focus on careful research aimed at uncovering these opportunities.

TS&W Fixed Income Portfolio

The TS&W Fixed Income Portfolio returned 0.8% for the second fiscal quarter, and -1.6% for the past 6-months ending April 30, 2002. The benchmark Lehman Government Credit Index returned 0.7% and -1.0%, respectively. While the Treasury market experienced good returns in April, the investment grade corporate market went through its third worst single month in the past seven years. Corporate spreads generally widened due to SEC investigations, accounting concerns, a troubled telecom sector, and fear of the next action from the rating agencies.

The TS&W Fixed Income Portfolio's duration at the end of the quarter was 5.4 years with an average maturity of 9.4 years. The duration of the benchmark index was 5.4 years with an average maturity of 9.0 years. At quarter end, 31.4% of the fund's assets were invested in Treasury or Agency securities, 37.3% in Corporate bonds, 28.7% in mortgage pass-throughs, and 2.6% in cash equivalents. The average credit rating of the portfolio is AA1.

The market continues to watch the Federal Reserve with a wary eye towards the first rate hike of this economic cycle. We believe that the central bank will maintain a neutral stance for the time being, and inflation will be restrained through the end of the year. We expect corporate securities to provide excess returns as corporate profits improve, and accounting and legal issues abate. TS&W feels that the Fixed Income Portfolio is well positioned to provide performance and stability in the months ahead.

TS&W International Equity Portfolio

The TS&W International Equity Portfolio, for the three-month period ended April 30, 2002 returned 6.5% versus the Morgan Stanley Capital International EAFE Index ("EAFE"), our benchmark index return of 7.9%. The Portfolio returned 10.5% for the six-month period ending April 30, 2002 while EAFE rose 5.7% during that same period.

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UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

The positive returns for the quarter were due to a strong Japanese stock market, which appreciated over 16% in dollar terms. The Japanese market typically has a run up to its March 31 fiscal year end. This seasonal pattern was helped by attractive Japanese valuations when compared to alternative investments in North America or Europe. A modest under weighting of Japan contributed to the under-performance this quarter relative to the benchmark.

The Information Technology and Telecom sectors were the major under-performers, (though only in Europe and the UK). Their problems are inter-related. The telecom operators are reeling under massive debts incurred to pay for expensive licenses to provide new generation services. This limits their ability to invest in the needed infrastructure for these services, harming companies in the information technology sector.

Despite these macroeconomic trends the International Portfolio performed well in these two areas due to good stock selection. However, our underweight in two strong sectors: Energy and Materials, adversely impacted performance.

The TS&W International Portfolio continues to seek broad diversification by geographic region and economic sectors. Market volatility caused by rapid rotation among sectors argues for sound diversification. We believe the Portfolio is well positioned to participate in any recovery in stock market sentiment.

Respectfully Submitted,

/s/ Matthew G. Thompson

Matthew G. Thompson

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UAM FUNDS                                                    THE TS&W PORTFOLIOS

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                 TS&W Equity Top Ten Holdings at April 30, 2002
                       (as a percentage of the Portfolio)

1. JP Morgan Chase (3.5%)               6. Kimberly-Clark (2.8%)
2. Wachovia (3.2%)                      7. Abbott Laboratories (2.8%)
3. International Paper (3.1%)           8. Microsoft (2.8%)
4. Electronic Data Systems (3.0%)       9. Unilever (2.7%)
5. Metlife (3.0%)                      10. Fannie Mae (2.6%)

          TS&W International Equity Top Ten Holdings at April 30, 2002
                       (as a percentage of the Portfolio)

1. ING Groep (2.4%)                     6. HSBC Holdings (2.2%)
2. Schering (2.3%)                      7. Assa Abloy (2.1%)
3. Ricoh (2.2%)                         8. TotalFinaElf (2.1%)
4. Geest (2.2%)                         9. Nomura Holdings (2.0%)
5. Novartis (2.2%)                     10. TPG (2.0%)

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

   A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

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UAM FUNDS                                                    THE TS&W PORTFOLIOS

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                     Definition of the Comparative Indices
                     -------------------------------------

Lehman Government/Credit Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

Morgan Stanley Capital International EAFE Index is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Composite Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMON STOCK -- 99.6%
                                                         Shares         Value
                                                        -------      ----------
AEROSPACE & DEFENSE -- 2.3%
  Boeing .............................................   29,950      $1,335,770
                                                                     ----------
BANKS -- 9.2%
  Bank of America ....................................    5,850         424,008
  FleetBoston Financial ..............................   31,200       1,101,360
  JP Morgan Chase ....................................   58,125       2,040,187
  Wachovia ...........................................   49,400       1,879,176
                                                                     ----------
                                                                      5,444,731
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.6%
  Interpublic Group ..................................   30,350         937,208
                                                                     ----------
BUILDING & CONSTRUCTION -- 1.2%
  Vulcan Materials ...................................   15,000         690,300
                                                                     ----------
CHEMICALS -- 1.0%
  Air Products & Chemicals ...........................   12,100         581,405
                                                                     ----------
COMPUTERS & SERVICES -- 11.2%
  Cadence Design Systems* ............................   55,450       1,135,616
  Compaq Computer ....................................  129,850       1,317,977
  Electronic Data Systems ............................   32,150       1,744,459
  Hewlett-Packard ....................................   47,300         808,830
  Microsoft* .........................................   31,300       1,635,738
                                                                     ----------
                                                                      6,642,620
                                                                     ----------
ELECTRICAL SERVICES -- 2.2%
  NiSource ...........................................   59,900       1,323,790
                                                                     ----------
FINANCIAL SERVICES -- 7.4%
  Citigroup ..........................................   31,366       1,358,148
  Fannie Mae .........................................   19,550       1,543,081
  Merrill Lynch ......................................   35,425       1,485,725
                                                                     ----------
                                                                      4,386,954
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 2.6%
  Unilever ...........................................   24,200       1,565,740
                                                                     ----------
HOME PRODUCTS -- 2.0%
  Gillette ...........................................   33,350       1,183,258
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCK -- continued

                                                         Shares         Value
                                                        -------      ----------
INSURANCE -- 4.8%
  Chubb ..............................................   14,100      $1,081,470
  Metlife ............................................   51,000       1,741,140
                                                                     ----------
                                                                      2,822,610
                                                                     ----------
MACHINERY -- 4.2%
  Caterpillar ........................................   28,000       1,529,360
  Pall ...............................................   44,800         931,840
                                                                     ----------
                                                                      2,461,200
                                                                     ----------
MANUFACTURING -- 1.7%
  General Electric ...................................   32,000       1,009,600
                                                                     ----------

MEASURING DEVICES -- 2.0%
  Agilent Technologies* ..............................   38,500       1,156,925
                                                                     ----------

OFFICE FURNITURE & FIXTURES -- 1.5%
  3M .................................................   7,300          918,340
                                                                     ----------

OIL & GAS -- 5.7%
  El Paso ............................................   23,400         936,000
  Schlumberger .......................................   22,000       1,204,500
  Unocal .............................................   34,000       1,264,460
                                                                     ----------
                                                                      3,404,960
                                                                     ----------
PAPER & PAPER PRODUCTS -- 5.9%
  International Paper ................................   44,800       1,856,064
  Kimberly-Clark .....................................   25,600       1,667,072
                                                                     ----------
                                                                      3,523,136
                                                                     ----------
PETROLEUM & FUEL PRODUCTS -- 3.7%
  Anadarko Petroleum .................................   17,400         936,468
  ChevronTexaco ......................................   14,784       1,281,921
                                                                     ----------
                                                                      2,218,389
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCK -- continued
                                                         Shares         Value
                                                        -------     -----------
PHARMACEUTICALS -- 9.8%
  Abbott Laboratories ................................   30,450     $ 1,642,778
  Bristol-Myers Squibb ...............................   26,300         757,440
  Johnson & Johnson ..................................   15,150         967,479
  Merck ..............................................   16,000         869,440
  Wyeth ..............................................   27,000       1,539,000
                                                                    -----------
                                                                      5,776,137
                                                                    -----------
PRINTING & PUBLISHING -- 2.5%
  Gannett ............................................   20,000       1,466,000
                                                                    -----------
RETAIL -- 8.4%
  CVS ................................................   37,000       1,238,760
  Dollar Tree Stores* ................................   37,800       1,441,692
  McDonald's  ........................................   48,500       1,377,400
  Target .............................................   20,500         894,825
                                                                    -----------
                                                                      4,952,677
                                                                    -----------
SEMICONDUCTORS/INSTRUMENTS -- 4.0%
  Intel ..............................................   35,300       1,009,933
  National Semiconductor* ............................   29,000         914,080
  Texas Instruments ..................................   15,200         470,136
                                                                    -----------
                                                                      2,394,149
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 2.6%
  Sprint-FON Group ...................................   46,400         735,440
  Verizon Communications .............................   19,500         782,145
                                                                    -----------
                                                                      1,517,585
                                                                    -----------
UTILITIES -- 2.1%
  Duke Energy ........................................   32,300       1,238,059
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $52,670,412) .................................               58,951,543
                                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $52,670,412) (a) .............................               58,951,543
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.4% .................                  232,532
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
                                                                  Value
                                                               -----------
Paid in Capital ......................................         $54,252,476
Distributions in Excess of Net Investment Income .....             (13,169)
Accumulated Net Realized Loss ........................          (1,336,363)
Net Unrealized Appreciation ..........................           6,281,131
                                                               -----------
TOTAL NET ASSETS -- 100.0% ...........................         $59,184,075
                                                               ===========
Institutional Class Shares:
Shares Issued and Outstanding ($0.001 par value)
    (authorized 25,000,000) ..........................           5,156,680
Net Asset Value, Offering and Redemption Price
  Per Share ..........................................              $11.48
                                                                    ======

(a) The cost for federal income tax purposes was $52,670,412. At April 30, 2002, net unrealized appreciation for all securities based on tax cost was $6,281,131. This consisted of aggregate gross unrealized appreciation for all securities of $9,328,632 and aggregated gross unrealized depreciation for all securities of $3,047,501.
*   Non-Income Producing Security

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
CORPORATE OBLIGATIONS -- 36.6%

                                                         Face
                                                        Amount          Value
                                                      ---------      ----------
AUTOMOTIVE -- 1.4%
  General Motors
    6.250%, 05/01/05 ................................ $ 500,000      $  508,750
                                                                     ----------
BANKS -- 6.5%
  Bank of America
    7.800%, 02/15/10 ................................   690,000         756,315
  First Union National Bank
    7.875%, 02/15/10 ................................   615,000         681,112
  FleetBoston Financial
    6.500%, 03/15/08 ................................   500,000         511,875
  Wells Fargo
    5.125%, 02/15/07 ................................   500,000         498,169
                                                                     ----------
                                                                      2,447,471
                                                                     ----------
CHEMICALS -- 1.8%
  Dow Chemical
    7.375%, 11/01/29 ................................   645,000         659,512
                                                                     ----------
ENTERTAINMENT -- 2.9%
  Viacom
    6.625%, 05/15/11 ................................   365,000         367,608
  Walt Disney, MTN
    4.875%, 07/02/04 ................................   720,000         727,589
                                                                     ----------
                                                                      1,095,197
                                                                     ----------
FINANCIAL SERVICES -- 9.7%
  American Express
    5.500%, 09/12/06 ................................   640,000         648,724
  Cit Group
    5.625%, 05/17/04 ................................   325,000         313,591
  Household Finance
    6.400%, 06/17/08 ................................   750,000         754,687
  Lehman Brothers Holdings
    6.625%, 04/01/04 ................................   500,000         522,500

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- continued
                                                         Face
                                                        Amount          Value
                                                       --------     -----------
FINANCIAL SERVICES -- continued
  National Rural Utilities
    6.000%, 05/15/06 ................................  $500,000     $   504,073
  TransAmerica Financial, Cl F, MTN (b)
    2.104%, 05/20/02 ................................   900,000         900,002
                                                                    -----------
                                                                      3,643,577
                                                                    -----------
MACHINERY -- 2.0%
  Caterpillar
    6.625%, 07/15/28 ................................   750,000         743,437
                                                                    -----------
METALS -- 1.1%
  Alcoa
    6.000%, 01/15/12 ................................   425,000         422,486
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 1.8%
  First Data
    4.700%, 11/01/06 ................................   700,000         686,862
                                                                    -----------
RETAIL -- 1.4%
  Sears Roebuck
    6.750%, 08/15/11 ................................   500,000         507,049
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 6.6%
  AT&T
    6.500%, 03/15/29 ................................   750,000         567,187
  BellSouth Capital Funding
    7.875%, 02/15/30 ................................   750,000         810,618
  SBC Communications
    5.750%, 05/02/06 ................................   750,000         764,471
  Verizon New England
    6.500%, 09/15/11 ................................   365,000         352,745
                                                                    -----------
                                                                      2,495,021
                                                                    -----------
TRANSPORTATION -- 1.4%
  CSX
    7.450%, 05/01/07 ................................   500,000         537,500
                                                                    -----------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $13,616,876)                                               13,746,862
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 5.2%

                                                        Face
                                                       Amount          Value
                                                     ----------     -----------
U.S. TREASURY BOND
    6.250%, 08/15/23 ............................... $1,000,000     $ 1,061,719
U.S. TREASURY STRIPS
    3.570%, 11/15/06 ...............................    500,000         410,915
    2.500%, 11/15/03 ...............................    500,000         478,657
                                                                    -----------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $2,006,857) ..............................                  1,951,291
                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.8%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
    6.375%, 06/15/09 ...............................    635,000         670,503
    6.250%, 05/15/29 ...............................  5,040,000       5,008,500
    6.000%, 05/15/08 ...............................  1,250,000       1,301,625
    6.000%, 05/15/11 ...............................  1,780,000       1,816,579
    5.500%, 02/15/06 ...............................    860,000         887,274
                                                                    -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $9,423,136) ..............................                  9,684,481
                                                                    -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 28.3%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
    7.500%, 04/01/29 ...............................    929,171         977,953
    7.000%, 03/01/11 ...............................    660,986         695,272
    7.000%, 12/01/15 ...............................    677,428         707,793
    6.500%, 09/01/31 ...............................  1,126,993       1,141,603
    6.000%, 02/01/14 ...............................  1,436,370       1,472,116
    6.000%, 07/01/16 ...............................    892,415         904,811
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   12.500%, 11/15/13 ...............................        219             256
    8.000%, 07/15/30 ...............................    601,807         637,536
    7.500%, 12/15/28 ...............................  1,359,669       1,431,894
    7.000%, 03/15/29 ...............................  1,406,926       1,454,410
    6.000%, 11/15/31 ...............................  1,237,754       1,225,760
                                                                    -----------
  TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
    (Cost $10,420,558) .............................                 10,649,404
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHORT TERM INVESTMENT -- 2.6%
                                                         Face
                                                        Amount         Value
                                                      ---------     -----------
REPURCHASE AGREEMENT -- 2.6%

  JP Morgan Chase Securities, Inc. 1.55%,
    dated 04/30/02, due 05/01/02, to be
    repurchased at $983,042, collateralized
    by $942,385 of various U.S. Treasury
    Obligations, valued at $983,000
    (Cost $983,000) ................................. $ 983,000     $   983,000
                                                                    -----------
TOTAL INVESTMENTS -- 98.5%
    (Cost $36,450,427) (a) ..........................                37,015,038
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 1.5% ................                   550,180
                                                                    -----------
NET ASSETS CONSIST OF:

  Paid in capital ...................................               $37,065,327
  Distributions in Excess of Net Investment Income ..                   (20,225)
  Accumulated Net Realized Loss .....................                   (44,495)
  Net Unrealized Appreciation .......................                   564,611
                                                                    -----------
TOTAL NET ASSETS -- 100.0% ..........................               $37,565,218
                                                                    ===========
Institutional Class Shares:
Shares Issued and Outstanding ($0.001 par value)
    (authorized 25,000,000) .........................                 3,620,366

Net Asset Value, Offering and Redemption Price
  Per Share .........................................                    $10.38
                                                                         ======

Cl     Class
MTN    Medium Term Note
STRIPS Separately Traded Registered Interest and Principal Securities

   (a) The cost for federal income tax purposes was $36,450,427. At April 30, 2002, net unrealized appreciation for all securities based on tax cost was $564,611. This consisted of aggregate gross unrealized appreciation for all securities of $839,447 and aggregated gross unrealized depreciation for all securities of $274,836.
   (b) Variable rate security -- the rate reported on the Statement of Net Assets is the rate in effect as of April 30, 2002.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 93.1%

                                                        Shares         Value
                                                       --------     -----------

AUSTRALIA -- 1.9%
Brambles Industries ................................    282,817     $ 1,527,840
                                                                    -----------
CANADA -- 1.6%
Bombardier, Cl B ...................................    151,600       1,303,816
                                                                    -----------
DENMARK -- 1.0%
Vestas Wind Systems AS .............................     25,300         827,930
                                                                    -----------
FINLAND -- 1.0%
Nokia Oyj ADR ......................................     47,100         765,846
                                                                    -----------
FRANCE -- 8.4%
AXA ................................................     62,000       1,315,696
Cap Gemini .........................................     10,400         606,801
Castorama Dubois Investissements ...................     20,000       1,113,760
TotalFinaElf .......................................     11,000       1,667,215
Valeo ..............................................     25,603       1,095,866
Vivendi Universal ..................................     31,000         988,588
                                                                    -----------
                                                                      6,787,926
                                                                    -----------
GERMANY -- 7.1%
Adidas-Salomon .....................................     16,500       1,124,032
Allianz ............................................      6,300       1,481,678
Deutsche Bank ......................................     20,000       1,326,059
Schering ...........................................     30,000       1,827,431
                                                                    -----------
                                                                      5,759,200
                                                                    -----------
HONG KONG -- 4.9%
Denway Motors ......................................  4,502,000       1,342,080
Hutchison Whampoa ..................................    160,800       1,412,299
Li & Fung ..........................................    742,000       1,189,224
                                                                    -----------
                                                                      3,943,603
                                                                    -----------
ITALY -- 3.4%
Parmalat Finanziaria ...............................    395,716       1,390,661
Telecom Italia .....................................    250,000       1,340,386
                                                                    -----------
                                                                      2,731,047
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- continued

                                                        Shares         Value
                                                      ---------     -----------
JAPAN -- 14.7%
  Nintendo .........................................      9,500     $ 1,331,776
  Nomura Holdings ..................................    118,000       1,645,016
  NTT Docomo .......................................        500       1,271,807
  Ricoh ............................................     97,000       1,809,307
  Rohm .............................................     10,100       1,506,347
  Sony .............................................     28,000       1,504,673
  Suzuki Motor .....................................    116,000       1,393,987
  Takefuji .........................................     20,000       1,445,483
                                                                    -----------
                                                                     11,908,396
                                                                    -----------
NETHERLANDS -- 7.7%
  ING Groep ........................................     74,856       1,976,365
  Koninklijke Philips Electronics ..................     41,800       1,290,813
  TPG ..............................................     75,798       1,642,653
  Vedior ...........................................     97,300       1,347,596
                                                                    -----------
                                                                      6,257,427
                                                                    -----------
SINGAPORE -- 0.7%
  Datacraft Asia* ..................................    289,473         590,525
                                                                    -----------

SOUTH KOREA -- 2.9%
  Kookmin Bank ADR* ................................     15,400         716,100
  Samsung Electronics ..............................      5,454       1,610,006
                                                                    -----------
                                                                      2,326,106
                                                                    -----------
SPAIN -- 5.6%
  Banco Santander Central Hispano ..................    144,900       1,342,253
  Endesa ...........................................     58,000         888,485
  Repsol YPF ADR ...................................     82,000       1,004,500
  Telefonica* ......................................    116,839       1,250,769
                                                                    -----------
                                                                      4,486,007
                                                                    -----------
SWEDEN -- 3.9%
  Assa Abloy .......................................    131,221       1,698,497
  Nordea ...........................................    250,000       1,423,330
                                                                    -----------
                                                                      3,121,827
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- concluded
                                                       Shares          Value
                                                      ---------     -----------
SWITZERLAND -- 5.4%
Credit Suisse Group* ...............................     36,000     $ 1,283,254
Novartis ...........................................     42,300       1,774,140
Roche Holding ......................................     17,000       1,288,038
                                                                    -----------
                                                                      4,345,432
                                                                    -----------
UNITED KINGDOM -- 22.9%
Anglo American .....................................     72,600       1,144,756
Avis Europe ........................................    428,600       1,308,534
BAE Systems ........................................    300,330       1,527,471
Barclays ...........................................    134,800       1,180,629
CGNU ...............................................    100,023       1,029,090
Gallaher Group .....................................    125,000       1,083,867
Geest ..............................................    151,859       1,794,776
GlaxoSmithKline ....................................     64,097       1,550,582
HSBC Holdings* .....................................    148,926       1,771,065
Psion* .............................................  1,255,000         832,155
Rio Tinto ..........................................     80,000       1,486,446
Tesco ..............................................    346,000       1,326,114
Unilever ...........................................    145,042       1,327,402
Vodafone Group .....................................    730,641       1,179,225
                                                                    -----------
                                                                     18,542,112
                                                                    -----------
TOTAL FOREIGN COMMON STOCK
    (Cost $74,625,912) .............................                 75,225,040
                                                                    -----------
SHORT TERM INVESTMENT -- 7.3%

REPURCHASE AGREEMENT -- 7.3%

  JP Morgan Chase Securities, Inc. 1.55%,
    dated 04/30/02, due 05/01/02, to be
    repurchased at $5,907,254, collateralized
    by $5,662,941 of various U.S. Treasury
    Obligations, valued at $5,907,003
    (Cost $5,907,000) ..............................  5,907,000       5,907,000
                                                                    -----------
TOTAL INVESTMENTS -- 100.4%
    (Cost $80,532,912)(a) ..........................                 81,132,040
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.4)% .............                   (299,199)
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

                                                                    Value
                                                                 -----------
Paid in Capital ...............................................  $81,279,962
Distributions in Excess of Net Investment Income ..............       (4,509)
Accumulated Net Realized Loss .................................   (1,045,630)
Net Unrealized Appreciation ...................................      603,018
                                                                 -----------
TOTAL NET ASSETS -- 100.0% ....................................  $80,832,841
                                                                 ===========
Institutional Class Shares:
Shares Issued and Outstanding ($0.001 par value)
  (authorized 25,000,000) .....................................    6,869,262

Net Asset Value, Offering and Redemption Price Per Share ......       $11.77
                                                                      ======

  * Non-Income Producing Security
ADR American Depositary Receipt
 Cl Class
(a) The cost for federal income tax purposes was $80,532,912. At April 30, 2002, net unrealized appreciation for all securities based on tax cost was $599,128. This consisted of aggregate gross unrealized appreciation for all securities of $12,953,909 and aggregated gross unrealized depreciation for all securities of $12,354,781.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

At April 30, 2002 sector diversification of the Portfolio was as follows:

                                                % of          Market
Sector Diversification                        Net Assets       Value
----------------------                        ----------    -----------
Foreign Common Stock
Banks ....................................       11.2%      $ 9,042,690
Food, Beverage & Tobacco .................        8.5         6,922,820
Transportation ...........................        8.4         6,783,120
Medical Products & Services ..............        8.0         6,440,191
Telephones & Telecommunications ..........        7.9         6,398,558
Diversified Operations ...................        7.9         6,377,299
Insurance ................................        7.2         5,802,829
Electrical Components & Equipment ........        6.6         5,295,651
Retail ...................................        4.4         3,569,568
Metals ...................................        3.9         3,184,943
Financial Services .......................        3.8         3,090,499
Petroleum & Fuel Services ................        3.3         2,671,715
Office Equipment .........................        2.2         1,809,307
Aerospace & Defense ......................        1.9         1,527,471
Audio/Video ..............................        1.9         1,504,673
Computers & Services .....................        1.8         1,438,956
Consumer Services ........................        1.7         1,347,596
Wholesale ................................        1.5         1,189,224
Energy ...................................        1.0           827,930
                                                -----       -----------
Total Foreign Common Stock ...............       93.1       $75,225,040
Repurchase Agreement .....................        7.3         5,907,000
                                                -----       -----------
Total Investments ........................      100.4        81,132,040
Other Assets and Liabilities, Net ........       (0.4)         (299,199)
                                                -----       -----------
Net Assets ...............................      100.0%      $80,832,841
                                                =====       ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                           THE TS&W PORTFOLIOS FOR THE SIX MONTHS ENDED
                                    APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                TS&W          TS&W
                                                   TS&W         Fixed     International
                                                  Equity        Income       Equity
                                                 Portfolio     Portfolio    Portfolio
                                                -----------   -----------   ----------
Investment Income
Dividends ..................................    $   539,405   $        --   $  607,142
Interest ...................................          4,788     1,161,772       68,232
Less: Foreign Taxes Withheld ...............         (2,752)           --      (75,549)
                                                -----------   -----------   ----------
  Total Income .............................        541,441     1,161,772      599,825
                                                -----------   -----------   ----------
Expenses
Investment Advisory Fees-- Note B ..........        231,485        89,533      399,156
Administrative Fees-- Note C ...............         55,729        41,549       63,749
Shareholder Servicing Fees-- Note F ........         22,052        15,331       18,840
Printing Fees ..............................          6,865         6,748        7,244
Audit Fees .................................          7,236         7,088        9,273
Filing and Registration Fees ...............          7,582         6,037        7,553
Legal Fees .................................          6,987         4,780       10,027
Custodian Fees .............................          3,809         2,022       31,726
Trustees Fees-- Note E .....................          2,896         1,866        2,621
Other Expenses .............................         18,363        20,302       22,367
                                                -----------   -----------   ----------
  Net Expenses Before Expense Offset .......        362,004       195,256      572,556
Expense Offset-- Note A ....................             (3)         (337)         (44)
                                                -----------   -----------   ----------
  Net Expenses After Expense Offset ........        363,001       194,919      572,512
                                                -----------   -----------   ----------
Net Investment Income ......................        178,440       966,853       27,313
                                                -----------   -----------   ----------
Net Realized Loss on:
  Investments ..............................     (1,094,100)       (1,442)    (403,460)
  Foreign Currency Transactions ............             --            --      (31,182)
                                                -----------   -----------   ----------
Net Realized Loss on Investments and
  Foreign Currency Transactions ............     (1,094,100)       (1,442)    (434,642)
                                                -----------   -----------   ----------
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investments ..............................      4,672,011    (1,870,402)   8,619,973
  Foreign Currency Transactions ............             --            --        4,966
                                                -----------   -----------   ----------
Net Change in Unrealized Appreciation
  (Depreciation) ...........................      4,672,011    (1,870,402)   8,624,939
                                                -----------   -----------   ----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency ......      3,577,911    (1,871,844)   8,190,297
                                                -----------   -----------   ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations ................    $ 3,756,351   $  (904,991)  $8,217,610
                                                ===========   ===========   ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended         Year Ended
                                                 April 30, 2002   October 31,
                                                  (Unaudited)        2001
                                                  -----------    ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ........................  $   178,440    $    406,073
  Net Realized Gain (Loss) .....................   (1,094,100)      1,416,534
  Net Change in Unrealized Appreciation
    (Depreciation) .............................    4,672,011      (7,516,007)
                                                  -----------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations ....................    3,756,351      (5,693,400)
                                                  -----------    ------------
Distributions:
  Net Investment Income ........................     (191,609)       (547,887)
  Net Realized Gain ............................   (1,335,731)     (8,592,135)
                                                  -----------    ------------
  Total Distributions ..........................   (1,527,340)     (9,140,022)
                                                  -----------    ------------
Capital Share Transactions:
  Issued .......................................    3,315,808       4,617,113
  In Lieu of Cash Distributions ................    1,509,325       9,054,064
  Redeemed .....................................   (5,760,373)    (11,143,126)
                                                  -----------    ------------
Net Increase (Decrease) from Capital
  Share Transactions ...........................     (935,240)      2,528,051
                                                  -----------    ------------
  Total Increase (Decrease) ....................    1,293,771     (12,305,371)
                                                  -----------    ------------
Net Assets:

Beginning of Period ............................   57,890,304      70,195,675
                                                  -----------    ------------
End of Period (including distributions in
  excess of net investment income of
  $(13,169) and $0, respectively) ..............  $59,184,075     $57,890,304
                                                  ===========    ============
Shares Issued and Redeemed:

  Shares Issued ................................      282,075         384,045
  In Lieu of Cash Distributions ................      128,364         749,637
  Redeemed .....................................     (493,518)       (912,792)
                                                  -----------    ------------
Net Increase (Decrease) from Shares Issued
  and Redeemed .................................      (83,079)        220,890
                                                  ===========    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended        Year Ended
                                                 April 30, 2002   October 31,
                                                  (Unaudited)        2001
                                                  -----------    ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ........................  $   966,853    $  2,794,646
  Net Realized Gain (Loss) .....................       (1,442)        694,513
  Net Change in Unrealized Appreciation
    (Depreciation) .............................   (1,870,402)      2,771,597
                                                  -----------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations ..................     (904,991)      6,260,756
                                                  -----------    ------------
Distributions:
  Net Investment Income ........................     (964,586)     (2,794,646)
  In Excess of Net Investment Income ...........           --            (339)
                                                  -----------    ------------
  Total Distributions ..........................     (964,586)     (2,794,985)
                                                  -----------    ------------
Capital Share Transactions:
  Issued .......................................    1,735,541       2,243,060
  In Lieu of Cash Distributions ................    1,093,799       2,794,985
  Redeemed .....................................   (9,591,622)    (15,080,803)
                                                  -----------    ------------
Net Decrease from Capital Share Transactions ...   (6,762,282)    (10,042,758)
                                                  -----------    ------------
  Total Decrease ...............................   (8,631,859)     (6,576,987)
                                                  -----------    ------------
Net Assets:
  Beginning of Period ..........................   46,197,077      52,774,064
                                                  -----------    ------------
End of Period (including distributions
  in excess of Net Investment Income
  of $(20,225) and $(22,492), respectively) ....  $37,565,218    $ 46,197,077
                                                  ===========    ============
Shares Issued and Redeemed:
  Issued .......................................      166,381         216,683
  In Lieu of Cash Distributions ................      104,405         268,938
  Redeemed .....................................     (924,624)     (1,440,808)
                                                  -----------    ------------
  Net Decrease from Shares Issued and
    Redeemed ...................................     (653,838)       (955,187)
                                                  ===========    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended        Year Ended
                                                 April 30, 2002   October 31,
                                                  (Unaudited)        2001
                                                 --------------  ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ........................  $    27,313    $    347,872
  Net Realized Loss ............................     (434,642)       (758,117)
  Net Change in Unrealized Appreciation
    (Depreciation) .............................    8,624,939     (33,438,062)
                                                  -----------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations ..................    8,217,610     (33,848,307)
                                                  -----------    ------------
Distributions:
  Net Investment Income ........................     (231,773)       (222,273)
  Net Realized Gain ............................           --     (24,874,916)
                                                  -----------    ------------
    Total Distributions ........................     (231,773)    (25,097,189)
                                                  -----------    ------------
Capital Share Transactions:
  Issued .......................................    4,180,985      20,871,542
  In Lieu of Cash Distributions ................      227,062      24,568,517
  Redemption Fees -- Note I ....................       12,583          77,473
  Redeemed .....................................  (11,744,208)     (21,880,463)
                                                  -----------    ------------
Net Increase (Decrease) from Capital Share
  Transactions .................................   (7,323,578)     23,637,069
                                                  -----------    ------------
    Total Increase (Decrease) ..................      662,259     (35,308,427)
                                                  -----------    ------------
Net Assets:
  Beginning of Period ..........................   80,170,582     115,479,009
                                                  -----------    ------------
End of Period (including (distributions in
  excess of net investment income)/
  undistributed net investment income of
  $(4,509) and $231,133, respectively) .........  $80,832,841    $ 80,170,582
                                                  ===========    ============
Shares Issued and Redeemed:
  Issued .......................................      370,344       1,589,916
  In Lieu of Cash Distributions ................       19,642       1,660,036
  Redeemed .....................................   (1,024,167)     (1,578,577)
                                                  -----------    ------------
  Net Increase (Decrease) from Shares Issued
    and Redeemed ...............................     (634,181)      1,671,375
                                                  ===========    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                       Six Months
                                          Ended
                                        April 30,                   Years Ended October 31,
                                          2002      ----------------------------------------------------
                                       (Unaudited)    2001       2000       1999       1998       1997
                                       -----------  --------   --------   --------   --------   --------
Net Asset Value,
  Beginning of Period .................  $ 11.05    $ 13.99    $ 15.42    $ 14.85    $ 16.52    $ 14.48
                                         -------    -------    -------    -------    -------    -------
Income from Investment Operations
  Net Investment Income ...............     0.04       0.08       0.14       0.23       0.26       0.27
Net Realized and
  Unrealized Gain (Loss) ..............     0.68      (1.16)      0.07       1.78       1.14       3.25
                                         -------    -------    -------    -------    -------    -------
  Total from Investment
    Operations ........................     0.72      (1.08)      0.21       2.01       1.40       3.52
                                         -------    -------    -------    -------    -------    -------
Distributions:
  Net Investment Income ...............    (0.04)     (0.11)     (0.13)     (0.24)     (0.24)     (0.27)
  Net Realized Gain ...................    (0.25)     (1.75)     (1.51)     (1.20)     (2.83)     (1.21)
                                         -------    -------    -------    -------    -------    -------
    Total Distributions ...............    (0.29)     (1.86)     (1.64)     (1.44)     (3.07)     (1.48)
                                         -------    -------    -------    -------    -------    -------
Net Asset Value, End of Period ........  $ 11.48    $ 11.05    $ 13.99    $ 15.42    $ 14.85    $ 16.52
                                         -------    -------    -------    -------    -------    -------
Total Return ..........................     6.47%*    (8.79)%     1.83%     14.64%      9.23%     26.31%
                                         -------    -------    -------    -------    -------    -------
Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands) .........................  $59,184    $57,890    $70,196    $93,234    $95,336    $95,582
Ratio of Expenses to
  Average Net Assets ..................     1.18%**    1.19%      1.06%      1.05%      0.99%      0.99%
Ratio of Net Investment Income
  to Average Net Assets ...............     0.58%**    0.63%      0.99%      1.40%      1.67%      1.72%
Portfolio Turnover Rate ...............       15%        42%        42%        42%        63%        42%

*  Not Annualized

** Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                     Selected Per Share Data & Ratios
                                                                       For a Share Outstanding Throughout Each Period


                                        Six Months
                                          Ended
                                         April 30,                           Years Ended October 31,
                                           2002           -------------------------------------------------------------
                                        (Unaudited)         2001         2000          1999         1998         1997
                                        -----------       --------     --------      --------     --------     --------
Net Asset Value,
  Beginning of Period ...............     $ 10.81         $ 10.09      $ 10.07       $ 10.96      $ 10.54      $ 10.30
                                        -----------       --------     --------      --------     --------     --------
Income from Investment Operations
  Net Investment Income .............        0.25            0.58         0.59          0.57         0.59         0.59
Net Realized and Unrealized
  Gain (Loss) .......................       (0.43)           0.72         0.02+        (0.75)        0.42         0.24
                                        -----------       --------     --------      --------     --------     --------
  Total from Investment
    Operations ......................       (0.18)           1.30         0.61         (0.18)        1.01         0.83
                                        -----------       --------     --------      --------     --------     --------
Distributions:
  Net Investment Income .............       (0.25)          (0.58)       (0.59)        (0.58)       (0.59)       (0.59)
  Net Realized Gain .................          --              --           --         (0.13)          --           --
                                        -----------       --------     --------      --------     --------     --------
    Total Distributions .............       (0.25)          (0.58)       (0.59)        (0.71)       (0.59)       (0.59)

Net Asset Value, End of Period ......     $ 10.38         $ 10.81      $ 10.09       $ 10.07      $ 10.96      $ 10.54
                                        ===========       ========     ========      ========     ========     ========
Total Return ........................       (1.64)%*        13.21%        6.27%        (1.71)%       9.81%        8.40%
                                        ===========       ========     ========      ========     ========     ========

Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) ......................     $37,565         $46,197      $52,774       $66,180      $73,784      $67,987
Ratio of Expenses to
   Average Net Assets ...............        0.98%**         0.88%        0.81%         0.78%        0.71%        0.72%
Ratio of Net Investment Income
   to Average Net Assets ............        4.86%**         5.56%        5.93%         5.49%        5.48%        5.79%
Portfolio Turnover Rate .............          31%             36%          38%           52%          48%          36%

 * Not Annualized
** Annualized
 + The amount shown for the year ended October 31, 2000 for a share outstanding throughout the period does not accord with aggregate net gains on investments for that period because of the sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.




The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                Six Months
                                                  Ended
                                                 April 30,                             Years Ended October 31,
                                                   2002          ----------------------------------------------------------------
                                               (Unaudited)         2001        2000           1999          1998           1997
                                               -----------       -------     --------       --------      --------       --------
Net Asset Value,
  Beginning of Period .......................    $ 10.68         $ 19.80     $  20.17       $  15.10      $  15.14       $  14.22
                                                 -------         -------     --------       --------      --------       --------
Income from Investment Operations
  Net Investment Income .....................         --            0.05         0.02           0.08          0.06           0.07
  Net Realized and Unrealized
    Gain (Loss) .............................       1.12           (4.72)        1.50           5.01          0.32           1.05
                                                 -------         -------     --------       --------      --------       --------
  Total from Investment Operations ..........       1.12           (4.67)        1.52           5.09          0.38           1.12
                                                 -------         -------     --------       --------      --------       --------
Redemption Fees .............................         --            0.01         0.05             --            --             --
                                                 -------         -------     --------       --------      --------       --------
Distributions:
  Net Investment Income .....................      (0.03)          (0.04)       (0.08)         (0.02)        (0.08)         (0.11)
  Net Realized Gain .........................         --           (4.42)       (1.86)            --         (0.18)         (0.09)
  In Excess of Net Realized Gain ............         --              --           --             --         (0.16)            --
                                                 -------         -------     --------       --------      --------       --------
    Total Distributions .....................      (0.03)          (4.46)       (1.94)         (0.02)        (0.42)         (0.20)
                                                 -------         -------     --------       --------      --------       --------
Net Asset Value, End of Period ..............    $ 11.77         $ 10.68     $  19.80       $  20.17      $  15.10       $  15.14
                                                 =======         =======     ========       ========      ========       ========
Total Return ................................      10.51%*        (29.81)%       7.16%         33.77%         2.67%          7.94%
                                                 =======         =======     ========       ========      ========       ========
Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands) ...............................    $80,833         $80,171     $115,479       $114,213      $116,969       $115,500
Ratio of Expenses to
  Average Net Assets ........................       1.43%**         1.43%        1.36%          1.37%         1.32%          1.30%
Ratio of Net Investment Income
  to Average Net Assets .....................       0.07%**         0.35%        0.08%          0.39%         0.42%          0.47%
Portfolio Turnover Rate .....................          8%             26%          26%            21%           28%            45%

 * Not Annualized
** Annualized

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                   THE TS&W PORTFOLIOS

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The objectives of the Portfolios are as follows:

     TS&W Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies.

     TS&W Fixed Income Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities.

     TS&W International Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-United States issuers on a worldwide basis.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securi-

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UAM FUNDS                                                    THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

ties and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase may be valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

     2. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

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UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     4. Foreign Currency Translation: The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     5. Forward Foreign Currency Exchange Contracts: The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

     6. Distributions to Shareholders: The TS&W Equity Portfolio will normally distribute substantially all of its net investment income quarterly. The TS&W Fixed Income Portfolio will normally distribute substantially all of its

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UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

net investment income monthly. The TS&W International Equity Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     7. Other: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets for custodian balance credits.

     8. Implementation of New Accounting Standards: The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser "), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

TS&W Portfolios                           Rate
---------------                           ----
Equity .............................      0.75%
Fixed Income .......................      0.45%
International Equity ...............      1.00%

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093%, 0.073% and 0.093% of the average daily net assets of the Equity, Fixed Income and International Equity Portfolios, respectively and an annual base fee of no more than $54,500 for each of the Portfolios. The Administrator may, at its sole discretion waive all or a portion of its fees.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided an oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend dispersing agent for the Portfolio under a transfer agency agreement with the UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended April 30, 2002, PBHGSSC was paid $9,287, $8,116 and $9,790 by the Equity, Fixed Income and International Equity Portfolios, respectively.

     D. Distribution Services: The UAM Funds and Funds Distributor, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     Prior to April 1, 2001, UAM Fund Distributors, Inc., distributed the shares of the Portfolio and received no fees for its services.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds, (however, including retainer fees, each Board member must receive a minimum of $7,500 for each meeting other than a private or telephone meeting).

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2002, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

TS&W Portfolios                        Purchases          Sales
---------------                       -----------      -----------
Equity ...........................    $ 9,296,035      $11,892,241
Fixed Income .....................     11,316,999       16,727,228
International Equity .............      5,901,078       12,985,254

     Purchases and sales of long-term U.S. Government securities were $8,011,125 and $4,572,264 respectively, for the TS&W Fixed Income Portfolio. There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

     H. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. For the six months ended April 30, 2002, the Portfolios had no borrowings under the agreement.

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     I. Other: At April 30, 2002, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                    No. of            %
TS&W Portfolios                   Shareholders      Ownership
---------------                   ------------      ---------
Equity ......................          2               24%
Fixed Income ................          1               26%
International Equity ........          1               14%

     At April 30, 2002, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2002 there were $12,583 in redemption fees retained.

     At October 31, 2001, the TS&W Fixed Income Portfolio and the TS&W International Equity Portfolio had available capital loss carryovers for Federal income tax purposes of approximately $42,993, expiring October 31, 2008, and $250,200 expiring on October 31, 2009, respectively.

     J. Reorganization: The Board of Directors of UAM Funds, Inc. and UAM Funds, Inc. II and the Board of Trustees of UAM Funds Trust approved a reorganization of the UAM Funds (the "Reorganization"), whereby the assets and liabilities of each UAM Fund would be transferred into corresponding portfolios of The Advisors' Inner Circle Fund. As a result of the Reorganization, each UAM Fund shareholder will become a shareholder of the corresponding Advisors' Inner Circle Fund portfolio. The Reorganization is scheduled to occur at the close of business on June 21, 2002.

NOTES

UAM FUNDS                                                   THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
Officers and Directors

Scott F. Powers                          Linda T. Gibson
Director, President and Chairman         Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajden Vetterlein
Director                                 Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher F. Salfi
Director                                 Treasurer

Philip D. English                        Suzan M. Barron
Director                                 Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Director                                 Assistant Secretary

--------------------------------------------------------------------------------
UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Thompson, Siegel & Walmsley, Inc.
5000 Monument Avenue
Richmond, VA 23230-0883

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109


                              -----------------------------------------------
                              This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
                              -----------------------------------------------